Subsidiaries With Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Subsidiaries With Non-controlling Interest

The Stevanato Group comprises the following subsidiaries with non-controlling interest:

		At December 31,	At December 31,
Name	Country	2023	2022

Ompi of Japan Co., Ltd.	Japan	0%	49%
Medical Glass a.s.	Slovakia	0.26%	0.26%

		At December 31,	At December 31,
		2023	2022
		(EUR thousand)

Proportion of equity interest held by non-controlling interests:
Ompi of Japan Co., Ltd.		—	451
Medical Glass a.s.		(55)	(64)
		(55)	387

Profit allocated to non-controlling interest:
Ompi of Japan Co., Ltd.		(56)	(176)
Medical Glass a.s.		(3)	9
		(59)	(167)